Label	Element	Value
Sentinel Sustainable Mid Cap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000225843_SupplementTextBlock	The Sentinel Funds Class A, Class C, Class S and Class I Supplement dated September 30, 2013 to the Prospectus dated March 30, 2013, as supplemented to date
Risk/Return [Heading]	rr_RiskReturnHeading	Sentinel Sustainable Mid Cap Opportunities Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Fund Summaries – Sentinel Sustainable Mid Cap Opportunities Fund – Principal Investment Strategies.  The second sentence in the second paragraph of this section of the Prospectus that begins with “For portfolio construction purposes…” is hereby deleted in its entirety.